Investments - Unrealized net capital gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value
Fair value	$ 23,907	$ 21,725
Short-term investments	974	1,191
Gross unrealized Gains
Fixed income securities	2,427	1,549
Short-term investments	0	0
Gross unrealized Losses
Fixed income securities	(42)	(41)
Short-term investments	0	0
Unrealized net gains (losses)
Fixed income securities	2,385	1,508
Short-term investments	0	0
EMA limited partnerships	(2)	(2)
Unrealized net capital gains and losses, pre-tax	2,383	1,506
Amounts recognized for:
Amounts recognized for:	(496)	(126)
DAC and DSI	(363)	(213)
Amounts recognized	(859)	(339)
Deferred income taxes	(320)	(245)
Total unrealized net capital gains and losses	$ 1,204	$ 922